Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and strategy

The data processed in our business does not have a bearing on national security, economy operation, social stability or public health and security and thus may not be classified as being sensitive. Nevertheless, we have implemented and maintained information security processes designed to identify, assess and manage material risks from cybersecurity threats to our information systems and critical data, including intellectual property and confidential information that is proprietary, strategic or competitive in nature. We also maintain critical internal computer networks, as well as third-party hosted services, communications systems, hardware and software.

We maintain various cybersecurity measures and protocols to safeguard our systems and data and continuously monitor and assess potential threats to pre-emptively address any emerging cyber risks. We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems, data encryption and security awareness campaigns, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets and stakeholders. Our cybersecurity risk management processes share common methodologies, reporting channels and governance processes with our broader risk management processes. By embedding cybersecurity risk management into and aligning it with our broader risk management processes, we aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

We engage third-party consultants and specialists to enhance the effectiveness of our cybersecurity processes, augment our internal capabilities, validate our controls, and stay abreast of evolving cybersecurity risks and best practices.

For the year ended December 31, 2025, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Responsibility for overseeing cybersecurity risks is integrated into our management team, which includes our directors and chief financial officer. We also utilize third-party service providers who are responsible for monitoring, detecting and assessing cybersecurity risks and incidents. These third-party service providers are also used for certain IT-related services, where appropriate, to assess, test or otherwise assist with aspects of our security controls. Accordingly, we also implement processes to oversee and identify material cybersecurity risks associated with our utilization of third-party service providers on whom we have a material dependency.

Our third-party service providers currently comprise IT professionals with expertise in risk management, cybersecurity, and information technology. These individuals have, and any future individuals are expected to have credentials relevant to their role, which includes prior experience working in similar roles and formal education. The third-party service providers are also expected to keep abreast of cybersecurity best practices and procedures. The third-party service providers are responsible for assessing, identifying and mitigating material cybersecurity risks, including at a strategic level, monitoring for, defending against and remediating cybersecurity incidents and implementing and making improvements to our overall cybersecurity strategy.

Despite these measures, we may not be successful in preventing, mitigating or recovering from a cybersecurity incident, which could have a material adverse effect on our operations or financial results or reputation. For a description of the primary risks from cybersecurity threats that may materially affect our business and how they may do so, see Part I, Item 1A. Risk Factors in this Annual Report on Form 10-K, including “— Our networks and those of our third-party service providers may be vulnerable to cybersecurity risks.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These processes include access controls to organizational systems, data encryption and security awareness campaigns, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our organization’s operations, assets and stakeholders. Our cybersecurity risk management processes share common methodologies, reporting channels and governance processes with our broader risk management processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We also utilize third-party service providers who are responsible for monitoring, detecting and assessing cybersecurity risks and incidents. These third-party service providers are also used for certain IT-related services, where appropriate, to assess, test or otherwise assist with aspects of our security controls. Accordingly, we also implement processes to oversee and identify material cybersecurity risks associated with our utilization of third-party service providers on whom we have a material dependency.